Debt (ECA-Guaranteed Financings) (Details) (ECA-Guaranteed Financings [Member], USD $)	12 Months Ended
Dec. 31, 2012 item
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,200,000,000
Credit facility, amount outstanding	381,100,000
Credit facility, term	12 years
Number of aircraft financed	18
Debt Instrument, Collateral Amount	2,200,000,000
Debt Instrument, Aircraft Collateral Number	46
2003 A320 Credit Facility [Member]
Debt Instrument [Line Items]
Floating rate tranches	381,085,000
Purchase accounting fair value adjustments	(1,395,000)
Credit facility fair value	379,690,000
Spread over reference rate	0.32%
2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	1,600,000,000
Credit facility, amount outstanding	722,500,000
Floating rate tranches	63,910,000
Fixed rate tranches	658,596,000
Stated interest rate	3.20%
Spread over reference rate	1.47%
2009 ECA A320 Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	846,000,000
Floating rate tranches	58,531,000
Fixed rate tranches	89,466,000
Stated interest rate	4.23%
Spread over reference rate	1.11%
ECA A330 Capital Market Facilities [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	185,200,000
Fixed rate tranches	185,176,000
Stated interest rate	3.60%
2012 ECA Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	240,000,000
Fixed rate tranches	240,017,000
Stated interest rate	2.29%
A-320-200 [Member] | 2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft delivered from manufacturer	10
A-320-200 [Member] | 2009 ECA A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	20
Number of aircraft delivered from manufacturer	5
A330 Aircraft [Member] | 2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Number of aircraft delivered from manufacturer	7
Airbus A330 And A320 Family Aircraft [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	1,295,696,000
Before First Amendment [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	840,000,000
Before First Amendment [Member] | 2008 ECA A330 And A320 Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,400,000,000